Receivables - Maturities of Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
2021	$ 11,529
2022	2,535
2023	1,978
2024	1,306
2025	813
2026 and thereafter	296
Financing receivables, net	$ 18,457	$ 19,428